Gordon ▪ Feinblatt
Rothman Hoffberger & Hollander, LLC

Andrew D. Bulgin 410.576.4280 Fax 410.576.4196 abulgin@gfrlaw.com	Attorneys at Law 233 East Redwood Street Baltimore, Maryland 21202-3332 410.576.4000 www.gfrlaw.com

May 5, 2008

VIA EDGAR
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

Re:	Post-Effective Amendment No. 3 to Registration Statement on Form SB-2 on Form S-1/A (File No. 333-135330) KH Funding Company

Dear Sir/Madam:

On behalf of KH Funding Company, we hereby transmit for filing a Post-Effective Amendment No. 3 to a Registration Statement on Form SB-2 (File No. 333-135330) on Form S-1.

Please contact the undersigned at (410) 576-4280 with any questions or comments.

Yours truly,

/s/ Andrew D. Bulgin

Andrew D. Bulgin